Debt - Schedule of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2011	Jun. 30, 2013 Term Facility [Member]	Dec. 31, 2012 Term Facility [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Term Facility [Member]
Debt Instrument [Line Items]
Term Facility			$ 425	$ 700	$ 700			$ 697
Discount	(11)	(6)		(7)	(7)			(6)
Term Facility, net	$ 2,408	$ 1,615			$ 691	$ 1,615	$ 427	$ 691